Fair Value Measurement (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Feb. 06, 2024	Aug. 15, 2023	Jul. 20, 2023	Jun. 26, 2023	Dec. 31, 2023
Fair Value Measurement [Line Items]
Time of event	25 years		66 years	15 years	22 years	28 years
Percentage of discount rate	13.21%		13.69%	13.70%	13.82%
Fair value	$ 2,010,545
Convertible debt	2,400,000
Public Warrants [Member]
Fair Value Measurement [Line Items]
Aggregate value of public warrants	569,250	$ 379,500					$ 85,388
Convertible Debt [Member]
Fair Value Measurement [Line Items]
Time of event		4 months 28 days	7 months 28 days	1 month 24 days	2 months 19 days	3 months 10 days
Percentage of discount rate		11.78%	13.69%	13.70%	13.82%	14.54%
Fair value		$ 2,200,000
Convertible debt	1,616,490
Convertible Debt [Member]
Fair Value Measurement [Line Items]
Convertible Notes Payable	2,390,000	2,234,000	$ 20,000.00	$ 300,000	$ 300,000	$ 1,000,000	1,710,000
Issuance amount				$ 300,000		$ 1,000,000
Convertible debt	2,094,000	1,998,000					1,710,000
NorthView Acquisition Corp [Member] | Public Warrants [Member]
Fair Value Measurement [Line Items]
Aggregate value of public warrants	$ 569,250	$ 379,500					$ 85,388